Financial assets and liabilities, Covenants (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Covenants [Abstract]
Long-term financial debt	$ 396,257	$ 9,330,087
2018 [Member]
Covenants [Abstract]
Long-term financial debt	0	118,515
2019 [Member]
Covenants [Abstract]
Long-term financial debt	115,683	115,616
2020 [Member]
Covenants [Abstract]
Long-term financial debt	65,390	64,040
2021 [Member]
Covenants [Abstract]
Long-term financial debt	61,711	60,482
2022 [Member]
Covenants [Abstract]
Long-term financial debt	48,538	157,327
2023 and thereafter [Member]
Covenants [Abstract]
Long-term financial debt	104,935	8,814,107
Trust Certificates and Bank Loans [Member]
Covenants [Abstract]
Interest expense	$ 1,039,856	$ 783,459